4. Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting Tables
Geographic Information
	2015	2016	2017
Revenues:
Germany	125	6	80
Europe	711	1,397	1,236
USA	6,725	4,911	694
	7,562	6,314	2,010

Non-current assets as of December 31:
Germany		618	957
Czech Republic		259	221
		877	1,178